SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Basic of presentation

A.	Basis of Presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

A.	Basis of Presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

Use of estimates

B.	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

B.	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

Cash and cash equivalents

C.	Cash and Cash Equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

C.	Cash and Cash Equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

Fair value of financial instruments

D.	Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair value of free-standing derivative instruments such as warrant and option derivatives are valued using the Black-Scholes models.

The Company uses Level 2 inputs for its valuation methodology for the embedded conversion option liabilities as their fair value were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

D.	Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair value of free-standing derivative instruments such as warrant and option derivatives are valued using the Black-Scholes models.

The Company uses Level 2 inputs for its valuation methodology for the embedded conversion option liabilities as their fair value were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

Accounts receivable

E.	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. If the Company becomes aware of a specific distributor’s or reseller’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. There was no bad debt attributed to accounts receivable in the year ended June 30, 2021 and 2020, respectively. These amounts are included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona and no provision was deemed necessary for Gold Leaf. The allowances for Uncollectible Accounts at June 30, 2021 and December 31, 2020 were $9,478 and $3,967, respectively, as reflected in the accompanying Consolidated Balance Sheets.

E.	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. If the Company becomes aware of a specific distributor’s or reseller’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. Bad debt attributed to accounts receivable in the year ended December 31, 2020 and 2019 was $32,768 and $14,160, respectively. These amounts are included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona and no provision was deemed necessary for Gold Leaf. The balance of allowance for Uncollectible Accounts at December 31, 2020 and 2019 were $3,967 and $5,019, respectively, as reflected in the accompanying Consolidated Balance Sheets.

Inventories

F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventory consists almost entirely of finished and unfinished goods, and freight, which include CBD energy waters, CBD waters, hemp energy drinks, lemonades, cans for production, and merchandise and apparel. The Company periodically evaluates and adjusts inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and at June 30, 2021, and December 31, 2020, all inventory was current, as reflected in the accompanying Consolidated Balance Sheets.

F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventory consists almost entirely of finished and unfinished goods, and freight, which include CBD energy waters, CBD waters, hemp energy drinks, cans for production, and merchandise and apparel. The Company periodically evaluates and adjusts inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and at December 31, 2020 and 2019, all inventory was current, as reflected in the accompanying Consolidated Balance Sheets.

Property, plant and equipment

G.	Property, Plant and Equipment

Property, plant and equipment are reported on the accompanying Consolidated Balance Sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

G.	Property, Plant and Equipment

Property, plant and equipment are reported on the accompanying Consolidated Balance Sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

Goodwill and Intangible Assets

H.	Goodwill and Intangible Assets

Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed. The Company has selected December 31 as the date to perform the annual impairment test.

Intangible assets represent both indefinite lived and definite lived assets. Trademarks are deemed to have definite useful lives of ten years, are amortized, and are tested annually for impairment. Intangible assets are reported on the balance sheet at cost less accumulated amortization. The Company has selected December 31 as the date to perform the annual impairment test.

Management determined that, for the year ending December 31, 2020, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. On January 21, 2021, the Company entered into an Agreement and Plan of Merger with S and S and the five S and S Legacy Shareholders and acquired all of the capital stock of S and S. Because of this, goodwill was recorded in the amount of $1,275,938 see Note 5, Goodwill and Intangible Assets. Management determined that there was no impairment of trademarks for the year ending December 31, 2020, see Note 5, Goodwill and Intangible Assets.

H.	Goodwill and Intangible Assets

Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed. The Company has selected December 31 as the date to perform the annual impairment test.

Intangible assets represent both indefinite lived and definite lived assets. Trademarks are deemed to have definite useful lives of ten years, are amortized, and are tested annually for impairment. Intangible assets are reported on the balance sheet at cost less accumulated amortization. The Company has selected December 31 as the date to perform the annual impairment test.

Management determined that, for the year ending December 31, 2019, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000 at December 31, 2019, see Note 4, Goodwill and Intangible Assets. Management determined that there was no impairment of trademarks for the year ending December 31, 2019, see Note 4, Goodwill and Intangible Assets.

Leases

I.	Leases

On January 1, 2019, the Company adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASC Topic 842”), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. The Company applied ASC Topic 842 using the modified retrospective approach. Under this approach, the Company applied the new standards to all new leases, and leases which have remaining obligations for financial statements issued for fiscal years beginning after December 15, 2018. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward historical lease classification, and not reassess (i) whether a contract was or contained a lease, and (ii) initial direct costs for any leases that existed prior to January 1, 2019. Under this method, the Company did not restate comparative periods in its financial statements. The Company presents right-of-use assets resulting from leases separately from other assets as noncurrent, and amortized accordingly. The corresponding lease liabilities are presented separately from other liabilities on the accompanying Consolidated Balance Sheet.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The amortization period for the right-of-use asset is from the lease commencement date to the earlier of the end of the lease term or the end of the useful life of the asset.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate or the risk-free rate with the election of the practical expedient. The Company has elected to use the risk-free rate.

I.	Leases

On January 1, 2019, the Company adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASC Topic 842”), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. The Company applied ASC Topic 842 using the modified retrospective approach. Under this approach, the Company applied the new standards to all new leases, and leases which have remaining obligations for financial statements issued for fiscal years beginning after December 15, 2018. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward historical lease classification, and not reassess (i) whether a contract was or contained a lease, and (ii) initial direct costs for any leases that existed prior to January 1, 2019. Under this method, the Company did not restate comparative periods in its financial statements. The Company presents right-of-use assets resulting from leases separately from other assets as noncurrent, and amortized accordingly. The corresponding lease liabilities are presented separately from other liabilities on the accompanying Consolidated Balance Sheet.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The amortization period for the right-of-use asset is from the lease commencement date to the earlier of the end of the lease term or the end of the useful life of the asset.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate or the risk-free rate with the election of the practical expedient. The Company has elected to use the risk-free rate.

Revenue recognition

J.	Revenue and Provision for Sales, Returns, and Allowances

The Company sells its products, which primarily includes its hemp energy drinks, CBD energy waters, CBD waters, and logo apparel, to online customers or through resellers and distributors. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors, and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance, and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers, to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, ASC Topic 606 outlines a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes:

1.	Identifying the contract(s) or agreement(s) with a customer;

2.	Identifying the separate performance obligations in the contract or agreement;

3.	Determining the transaction price;

4.	Allocating the transaction price to the separate performance obligations in the contract or agreement; and

5.	Recognizing revenue as each performance obligation is satisfied.

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages Segment and its Distribution Segment is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the Company’s operations in each of its reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of its products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment, and the sales of the Company’s products and products that are purchased from resellers that are distributed by Gold Leaf is organized as its second reportable segment, which the Company refers to as the Distribution Segment. The Company has also determined that disaggregated revenue by net sales by revenue source would be meaningful and allow investors to understand its business activities, historical performance, or future prospects. Disaggregated sales by revenue source, which includes sales to distributors, online sales, sales through Amazon, and Gold Leaf distribution sales, is included in Note 16, Revenue, to the Consolidated Financial Statements. We also sell merchandise and apparel that comprises approximately 1% of the Company’s gross annual sales, and solely exists to promote its beverages. Therefore, the Company’s merchandise and apparel products are not a reportable segment. Merchandise and apparel sales are included with the gross sales for its Beverages Segment.

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales, returns, and allowance at three months ending June 30, 2021 and 2020 of approximately $19,800 and $6,600, respectively, and the six months ending June 30, 2021 and 2020 of approximately $57,400 and $13,400, respectively, which is included in the revenues, net of sales returns and allowances in the accompanying Consolidated Statements of Loss.

J.	Revenue and Provision for Sales, Returns, and Allowances

The Company sells its products, which primarily includes its hemp energy drinks, CBD energy waters, CBD waters, and logo apparel, to online customers or through resellers and distributors. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors, and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance, and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, ASC Topic 606 outlines a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes:

1.	Identifying the contract(s) or agreement(s) with a customer;

2.	Identifying the separate performance obligations in the contract or agreement;

3.	Determining the transaction price;

4.	Allocating the transaction price to the separate performance obligations in the contract or agreement; and

5.	Recognizing revenue as each performance obligation is satisfied.

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages Segment and its Distribution Segment is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the Company’s operations in each of its reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of its products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment, and the sales of the Company’s products and products that are purchased from resellers that are distributed by Gold Leaf is organized as its second reportable segment, which the Company refers to as the Distribution Segment. The Company has also determined that disaggregated revenue by net sales by revenue source would be meaningful and allow investors to understand its business activities, historical performance, or future prospects. Disaggregated sales by revenue source, which includes sales to distributors, online sales, sales through Amazon, and Gold Leaf distribution sales, is included in Note 16, Revenue, to the Consolidated Financial Statements. We also sell merchandise and apparel that comprises approximately 1% of the Company’s gross annual sales, and solely exists to promote its beverages. Therefore, the Company’s merchandise and apparel products are not a reportable segment. Merchandise and apparel sales are included with the gross sales for its Beverages Segment.

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales return, and allowance at the year ending December 31, 2020 and 2019 of approximately $28,707 and $51,159, respectively, which is included in the revenues, net of sales returns and allowances in the accompanying Consolidated Statements of Loss.

Cost of revenue

K.	Cost of Revenues

Cost of revenues consist primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

K.	Cost of Revenues

Cost of revenues consist primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

Impairment of long-lived assets

L.	Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and determined long-lived assets were not impaired.

L.	Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and determined long-lived assets were not impaired.

Income taxes

M.	Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated June 30, 2021 and December 31, 2020, respectively.

M.	Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated December 31, 2020 and 2019, respectively.

Stock-Based Compensation

N.	Stock-Based Compensation

FASB’s ASC Topic 718, Stock Compensation (formerly, FASB Statement 123R) (“ASC Topic 718”), prescribes accounting and reporting standards for all stock-based payment transactions in which employee and non-employee services are acquired. The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Fair value for restricted stock awards is valued using the closing price of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), on the date of grant.

The Company estimates the fair value of each restricted stock award as of the date of grant using the closing price as reported by the OTC Markets Group Inc. (the “OTCM”) on the date of grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. The Company accounts for forfeitures of restricted stock as they occur.

N.	Stock-Based Compensation

FASB’s ASC Topic 718, Stock Compensation (formerly, FASB Statement 123R) (“ASC Topic 718”), prescribes accounting and reporting standards for all stock-based payment transactions in which employee and non-employee services are acquired. The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Fair value for restricted stock awards is valued using the closing price of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), on the date of grant.

The Company estimates the fair value of each restricted stock award as of the date of grant using the closing price as reported by the OTC Markets Group Inc. (the “OTCM”) on the date of grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. The Company accounts for forfeitures of restricted stock as they occur.

Advertising costs

O.	Advertising Costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the three months ended June 30, 2021 and 2020, was approximately $13,600 and $3,100, respectively, and for the six months ended June 30, 2021 and 2020, was approximately $24,100 and $11,000, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

O.	Advertising Costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the years ended December 31, 2020 and 2019, were approximately $32,700 and $125,000, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Concentration of Credit Risk

P.	Concentration of Credit Risk

The Company maintains cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

P.	Concentration of Credit Risk

The Company maintains cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

Basic and diluted earnings per share

Q.	Basic and Diluted Earnings per Share

In accordance with FASB’s ASC 260, Earnings per Share, basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per-share loss is the same as basic per-share loss when there is a loss from continuing operations.

Q.	Basic and Diluted Earnings per Share

In accordance with FASB’s ASC 260, Earnings per Share, basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per-share loss is the same as basic per-share loss when there is a loss from continuing operations.

Segments

R.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified two operating segments that report revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of all the Company’s operating segments. Furthermore, each of the operating segments have assets that are 10% or more of the combined assets of all operating segments.

The Company then applied the management approach to the identification of its two reportable segments – the Beverages Segment, consisting of the operations of Kona, HighDrate, and Ooh La Lemin, and the Distribution Segment, consisting of the operations of Gold Leaf. Specifically, the Company has evaluated guidance in ASC 280-10 and determined that aggregation is consistent with the objectives of ASC 280-10 in that aggregation into two reportable segments allows users of our financial statements to view the Company’s business through the eyes of management based upon the way management reviews performance and makes decisions. Additional factors that were considered included: whether or not an operating segment has similar economic characteristics, the nature of the products/services under each operating segment, the nature of the production/go-to-market process, the type and geographic location of our customers, and the distribution of our products/services. The Company further determined that its logo merchandise and apparel, which revenue comprises approximately 1% of the Company’s gross annual sales, and solely exists for promotion purposes, could be aggregated with the operations in the Beverages Segment. A description of the Company’s products is contained in Note 1, Organization and Description of Business. For additional information regarding the Company’s two reportable segments, please see Note 18, Segments.

R.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified two operating segments that report revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of all the Company’s operating segments. Furthermore, each of the operating segments have assets that are 10% or more of the combined assets of all operating segments.

The Company then applied the management approach to the identification of its two reportable segments – the Beverages Segment, consisting of the operations of Kona and HighDrate, and the Distribution Segment, consisting of the operations of Gold Leaf. Specifically, the Company has evaluated guidance in ASC 280-10 and determined that aggregation is consistent with the objectives of ASC 280-10 in that aggregation into two reportable segments allows users of our financial statements to view the Company’s business through the eyes of management based upon the way management reviews performance and makes decisions. Additional factors that were considered included: whether or not an operating segment has similar economic characteristics, the nature of the products/services under each operating segment, the nature of the production/go-to-market process, the type and geographic location of our customers, and the distribution of our products/services. The Company further determined that its logo merchandise and apparel, which revenue comprises approximately 1% of the Company’s gross annual sales, and solely exists for promotion purposes, could be aggregated with the operations in the Beverages Segment. A description of the Company’s products is contained in Note 1, Organization and Description of Business. For additional information regarding the Company’s two reportable segments, please see Note 17, Segments.

Registration Rights Agreement

S.	Registration Rights Agreement

In May 2020, the Company completed a private placement transaction (the “2020 Private Placement”) of three secured convertible debentures (the “2020 Debentures”), convertible for up to 105,947,397 shares (the “2020 Conversion Shares”) of Common Stock and a Warrant to purchase Common Stock (the “2020 Warrant”), exercisable for up to 20,000,000 shares of Common Stock (the “2020 Warrant Shares”), pursuant to that certain Securities Purchase Agreement between an otherwise unaffiliated third-party investor (the “Selling Stockholder”) and the Company, dated as of May 14, 2020 (the “2020 SPA”). The Company sold and issued the initial 2020 Debenture (the “First 2020 Debenture”) and granted the Warrant promptly after entering in the 2020 SPA. The Company sold and issued the second 2020 Debenture (the “Second 2020 Debenture”) promptly after filing the registration statement on Form S-1 (the “2020 Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Company sold and issued the third 2020 Debenture (the “Third 2020 Debenture”) promptly after the SEC declared the 2020 Registration Statement effective. The Company agreed to register the 2020 Conversion Shares and 2020 Warrant Shares pursuant to the terms of the Registration Rights Agreement between the Selling Stockholder and Company, dated as of May 14, 2020 (the “2020 Registration Rights Agreement”).

Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file the 2020 Registration Statement with the SEC registering for resale the Conversion Shares and the Warrant Shares within 45 calendar days following the closing of the Private Placement. Further, the Company agreed to use its best efforts to have the 2020 Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the 2020 Registration Statement will not be reviewed or is no longer subject to further review and Pursuant to the terms of the 2020 Registration Rights Agreement, the Company agreed to file the 2020 Registration Statement with the SEC registering for resale the 2020 Conversion Shares and the 2020 Warrant Shares within 45 calendar days following the closing of the 2020 Private Placement. Further, the Company agreed to use its best efforts to have the 2020 Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the 2020 Registration Statement will not be reviewed or is no longer subject to further review and comments. Pursuant to the 2020 Registration Rights Agreement, the Company is subject to partial liquidated damages equal to 2.0% of the aggregate purchase price paid by the holder pursuant to the 2020 SPA for any of the 2020 Debentures then held by the holder for failure to file the 2020 Registration Statement timely, failure to file with the SEC a request for acceleration in accordance with Rule 461 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), within five trading days after the date the Company is notified that the 2020 Registration Statement will not be reviewed or is not subject to further review, the 2020 Registration Statement is not declared effective by the effectiveness deadline, if after effectiveness, the 2020 Registration Statement ceases for any reason to remain continuously effective as required or if the holders are not permitted to utilize the prospectus therein to resell for more than 30 consecutive calendar days or more than an aggregate of 40 calendar days during any 12-month period, or if after the six-month anniversary of the 2020 Registration Rights Agreement, the Company does not have available adequate current public information as set forth in Rule 144(c). The parties agreed that the maximum aggregate liquidated damages payable to a holder of the 2020 Debentures under the 2020 Registration Rights Agreement is 24% of the aggregate purchase price paid by such holder pursuant to the 2020 SPA. The Selling Stockholder has agreed to waive this 30-consecutive-calendar-day provision for so long as the Company is utilizing its best efforts to file its Annual Report on Form 10-K for its fiscal year ended December 31, 2020, and promptly thereafter files a Post-Effective Amendment to the 2020 Registration Statement. The Commission declared effective both the 2020 Registration Statement and the Post-Effective Amendment to the 2020 Registration Statement.

The Company accounts for registration rights agreements in accordance with ASC subtopic 825-20, Registration Payment Arrangements (“ASC 825-20”). Under ASC 825-20, the Company is required to disclose the nature and terms of the arrangement, the maximum potential amount and to assess each reporting period the probable liability under these arrangements and, if exists, to record or adjust the liability to current period operations. ASC 825-20 specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument, should be separately recognized and accounted for as a contingency in accordance with ASC 450-20, Loss Contingencies. The Company recorded no amount for this contingency in other expenses for the year ended December 31, 2020. As a result, there was no contingency recorded as a liability as a component of accrued expenses as of December 31, 2020.

In February 2021, the Company completed a private placement transaction (the “2021 Private Placement”) of two secured convertible debentures (the “2021 Debentures”), convertible for up to 154,958,678 shares (the “2021 Conversion Shares”) of Common Stock and granted a Warrant to purchase Common Stock (the “2021 Warrant”), exercisable for up to 50,000,000 shares of Common Stock (the “2021 Warrant Shares”), pursuant to that certain Securities Purchase Agreement between the Selling Stockholder and the Company, dated as of February 10, 2021 (the “2021 SPA”). The Company sold and issued the initial 2021 Debenture (the “First 2021 Debenture”) and granted the 2021 Warrant promptly after entering in the 2021 SPA. The Company will sell and issue the second 2021 Debenture (the “Second 2021 Debenture”) promptly after the SEC declares effective the 2021 Registration Statement (as defined below).

The 2021 Debentures are due 12 months from their respective issuance dates and are secured by all of the Company’s assets and the assets of each of its subsidiaries pursuant to that certain Security Agreement by and among the Selling Stockholder, the Company’s subsidiaries, and the Company. Initially, the 2021 Debentures are convertible at the lower of (i) the fixed conversion price, which is $0.03 per share, subject to adjustment (the “2021 Fixed Conversion Price”), or (ii) 80% of the lowest daily volume weighted average price (“VWAP”) of our Common Stock during the 15 trading days immediately preceding the conversion date, subject to adjustment (the “2021 Market Conversion Price”). The 2021 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of its Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2021 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2021 Debentures. The 2021 Debentures are subject to a “conversion blocker” such that the Selling Stockholder cannot convert any portion of the 2021 Debentures that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such conversion (excluding, for purposes of such determination, shares of the Common Stock issuable upon conversion of the 2021 Debentures or exercise of the 2021 Warrant that had not then been converted or exercised, respectively). The Selling Stockholder can increase that 4.99% “conversion blocker” to 9.99% upon at least 65 days’ prior written notice to the Company. The 2021 Debentures accrue interest at an annual rate equal to 8% and are due and payable on their respective maturity dates (or sooner if the Selling Stockholder converts the 2021 Debentures or otherwise accelerates the maturity date, as provided for in the 2021 Debentures). Interest is payable either in cash or, if certain Equity Conditions (as defined in the 2021 Debentures) are then satisfied, in shares of the Common Stock at the 2021 Market Conversion Price on the trading day immediately prior to the date paid.

At the Company’s option, it has the right to redeem, in part or in whole, the outstanding principal and interest under the 2021 Debentures prior to their respective maturity dates; provided, that, as of the date of the holder’s receipt of the redemption notice, (i) the VWAP of the Common Stock is less than the 2021 Fixed Conversion Price, initially $0.03 per share, and (ii) there is no Equity Conditions failure. The Company must pay an amount equal to the principal amount being redeemed plus outstanding and accrued interest thereon, as well as a redemption premium equal to 15% of the outstanding principal amount being redeemed (the “Redemption Premium”). The Company must provide the holder 15 business days’ advance notice of its intent to make a redemption, setting forth the amount of principal and interest we desire then to redeem plus the applicable Redemption Premium

The 2021 Debentures contain an adjustment provision that, subject to certain exceptions, reduces the conversion price if the Company issues shares of Common Stock or common stock equivalents at a price lower than the then-current conversion price of the 2021 Debentures. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the conversion price of the 2021 Debentures.

Pursuant to the 2021 SPA, the purchase price for the First 2021 Debenture was $900,000, less $41,000 for origination fees, which consisted of the “original issue discount” of $36,000 and $5,000 as a structuring fee. Pursuant to the 2021 SPA, the purchase price for the Second 2021 Debenture will be $600,000, less $24,000 as an “original issue discount.”

In connection with the 2021 Private Placement, the Company also granted the 2021 Warrant to purchase up to an aggregate of 50 million shares of the Common Stock. The 2021 Warrant has a three-year term and is immediately exercisable at an exercise price of $0.03 per share, subject to adjustment. If the Company fails to maintain an effective registration statement with the SEC covering the resale of the 2021 Warrant Shares, or if an Event of Default (as defined below) has occurred and is continuing, then the holder may exercise the 2021 Warrant on a “cashless” basis. “Event of Default” means an event of default under the 2021 SPA or the 2021 Debentures.

The 2021 Warrant contains an adjustment provision that, subject to certain exceptions, reduces the exercise price if the Company issues shares of our Common Stock or common stock equivalents at a price lower than the then-current exercise price of the 2021 Warrant. Any stock splits, reverse stock splits, recapitalizations, mergers, combinations and asset sales, stock dividends, and similar events will also result in an adjustment of the exercise price of the 2021 Warrant.

The 2021 Warrant is subject to an “exercise blocker” such that the Selling Stockholder cannot exercise any portion of the 2021 Warrant that would result in the Selling Stockholder and its affiliates holding more than 4.99% of the then-issued and outstanding shares of the Common Stock following such exercise (excluding, for purposes of such determination, shares of the Common Stock issuable upon exercise of the 2021 Warrant or conversion of the 2021 Debentures that had not then been exercised or converted, respectively). The Selling Stockholder can increase that 4.99% “exercise blocker” to 9.99% upon at least 65 days’ prior written notice to the Company.

Pursuant to the terms of the 2021 Registration Rights Agreement with the Selling Stockholder, the Company agreed to file a registration statement on Form S-1 (the “2021 Registration Statement”) with the SEC registering for resale the 2021 Conversion Shares and the 2021 Warrant Shares within 30 calendar days following the closing of the 2021 Private Placement. The Selling Stockholder has agreed to waive this 30-calendar-day provision for so long as the Company utilized its best efforts to file its Annual Report on Form 10-K for its fiscal year ended December 31, 2020, and promptly thereafter files the 2021 Registration Statement. Further, the Company agreed to use its best efforts to have the 2021 Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the 2021 Registration Statement will not be reviewed or is no longer subject to further review and comments. Pursuant to the 2021 Registration Rights Agreement, the Company is subject to partial liquidated damages equal to 2.0% of the aggregate purchase price paid by the holder pursuant to the 2021 SPA for either of the 2021 Debentures then held by the holder for failure to file the 2021 Registration Statement timely, failure to file with the SEC a request for acceleration in accordance with Rule 461 promulgated under the Securities Act, within five trading days after the date the Company is notified that the 2021 Registration Statement will not be reviewed or is not subject to further review, the 2021 Registration Statement is not declared effective by the effectiveness deadline, if after effectiveness, the 2021 Registration Statement ceases for any reason to remain continuously effective as required or if the holders are not permitted to utilize the prospectus therein to resell for more than 30 consecutive calendar days or more than an aggregate of 40 calendar days during any 12-month period, or if after the six-month anniversary of the 2021 Registration Rights Agreement, the Company does not have available adequate current public information as set forth in Rule 144(c). The parties agreed that the maximum aggregate liquidated damages payable to a holder of the 2021 Debentures under the 2021 Registration Rights Agreement is 24% of the aggregate purchase price paid by such holder pursuant to the 2021 SPA. The Company also agreed, among other things, to indemnify the Selling Stockholder from certain liabilities and to pay all fees and expenses incurred by the Company in connection with the registration of the 2021 Conversion Shares and the 2021 Warrant Shares held by the Selling Stockholder. The Commission declared effective the 2021 Registration Statement.

S.	Registration Rights Agreement

In May 2020, the Company completed a private placement transaction (the “2020 Private Placement”) of three secured convertible debentures (the “2020 Debentures”), convertible for up to 105,947,397 shares (the “2020 Conversion Shares”) of Common Stock and a Warrant to purchase Common Stock (the “2020 Warrant”), exercisable for up to 20,000,000 shares of Common Stock (the “2020 Warrant Shares”), pursuant to that certain Securities Purchase Agreement between an otherwise unaffiliated third-party investor (the “Selling Stockholder”) and the Company, dated as of May 14, 2020 (the “2020 SPA”). The Company sold and issued the initial 2020 Debenture (the “First 2020 Debenture”) and granted the Warrant promptly after entering in the 2020 SPA. The Company sold and issued the second 2020 Debenture (the “Second 2020 Debenture”) promptly after filing the registration statement on Form S-1 (the “2020 Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Company sold and issued the third 2020 Debenture (the “Third 2020 Debenture”) promptly after the SEC declared the Registration Statement effective. The Company agreed to register the 2020 Conversion Shares and 2020 Warrant Shares pursuant to the terms of the Registration Rights Agreement between the Selling Stockholder and Company, dated as of May 14, 2020 (the “2020 Registration Rights Agreement”).

Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file the Registration Statement with the SEC registering for resale the Conversion Shares and the Warrant Shares within 45 calendar days following the closing of the Private Placement. Further, the Company agreed to use its best efforts to have the Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the Registration Statement will not be reviewed or is no longer subject to further review and Pursuant to the terms of the 2020 Registration Rights Agreement, the Company agreed to file the 2020 Registration Statement with the SEC registering for resale the 2020 Conversion Shares and the 2020 Warrant Shares within 45 calendar days following the closing of the 2020 Private Placement. Further, the Company agreed to use its best efforts to have the 2020 Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the 2020 Registration Statement will not be reviewed or is no longer subject to further review and comments. Pursuant to the 2020 Registration Rights Agreement, the Company is subject to partial liquidated damages equal to 2.0% of the aggregate purchase price paid by the holder pursuant to the 2020 SPA for any of the 2020 Debentures then held by the holder for failure to file the 2020 Registration Statement timely, failure to file with the SEC a request for acceleration in accordance with Rule 461 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), within five trading days after the date the Company is notified that the 2020 Registration Statement will not be reviewed or is not subject to further review, the 2020 Registration Statement is not declared effective by the effectiveness deadline, if after effectiveness, the 2020 Registration Statement ceases for any reason to remain continuously effective as required or if the holders are not permitted to utilize the prospectus therein to resell for more than 30 consecutive calendar days or more than an aggregate of 40 calendar days during any 12-month period, or if after the six-month anniversary of the 2020 Registration Rights Agreement, the Company does not have available adequate current public information as set forth in Rule 144(c). The parties agreed that the maximum aggregate liquidated damages payable to a holder of the 2020 Debentures under the 2020 Registration Rights Agreement is 24% of the aggregate purchase price paid by such holder pursuant to the 2020 SPA. The Selling Stockholder has agreed to waive this 30-consecutive-calendar-day provision for so long as the Company is utilizing its best efforts to file its Annual Report on Form 10-K for its fiscal year ended December 31, 2020, and promptly thereafter files a Post-Effective Amendment to the 2020 Registration Statement.

The Company accounts for registration rights agreements in accordance with ASC subtopic 825-20, Registration Payment Arrangements (“ASC 825-20”). Under ASC 825-20, the Company is required to disclose the nature and terms of the arrangement, the maximum potential amount and to assess each reporting period the probable liability under these arrangements and, if exists, to record or adjust the liability to current period operations. ASC 825-20 specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument, should be separately recognized and accounted for as a contingency in accordance with ASC 450-20, Loss Contingencies. The Company recorded no amount for this contingency in other expenses for the year ended December 31, 2020. As a result, there was no contingency recorded as a liability as a component of accrued expenses as of December 31, 2020

Recently issued accounting pronouncements

T.	Recently Issued Accounting Pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending June 30, 2021. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.

T.	Recently Issued Accounting Pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending December 31, 2020. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.

S And S Beverage [Member]
Basic of presentation

A.	Basic of presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

A.	Basic of presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

Use of estimates

B.	Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

B.	Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

Cash and cash equivalents

C.	Cash and cash equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

C.	Cash and cash equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

Fair value of financial instruments

D.	Fair value of financial instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Leve 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

D.	Fair value of financial instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Leve 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Accounts receivable

E.	Accounts receivable

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. In the circumstance that the Company becomes aware of a specific customer’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. No bad debt was recorded in the accompanying statement of income one month ending January 31, 2021 and 2020, respectively. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, no provision is deemed necessary for sales returns and all accounts were deemed collectible at December 31, 2020. The balance of allowance for Uncollectible Accounts as of January 31, 2021 and December 31, 2020 is $24,280, respectively.

E.	Accounts receivable

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. In the circumstance that the Company becomes aware of a specific customer’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. No bad debt was recorded in the accompanying statement of income years ending December 31, 2020 and 2019, respectively. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, no provision is deemed necessary for sales returns and all accounts were deemed collectible at December 31, 2020 and 2019, respectively. The balance of allowance for Uncollectible Accounts as of December 31, 20120 and 2019 is $24,280 and $0, respectively.

Inventories

F.	Inventories

The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventories consist almost entirely of finished goods and freight. We periodically evaluate and adjust inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and as of the balance sheets dated January 31, 2021 and December 31, 2020, all inventory is current.

F.	Inventories

The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventories consist almost entirely of finished goods and freight. We periodically evaluate and adjust inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and as of the balance sheet dated December 31, 2020 and December 31, 2019, all inventory is current.

Property, plant and equipment

G.	Property, plant and equipment

Property, plant and equipment are reported on the balance sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

G.	Property, plant and equipment

Property, plant and equipment are reported on the balance sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

Revenue recognition

H.	Revenue recognition

We sell our Lemin Superior Lemonade, now named OOH LA Lemin, through resellers and distributors. In evaluating the timing of the transfer of control of products to our distributors and resellers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. We recognize revenue from product sales to distributors and resellers when products that do not require further services by us are shipped, when there are no uncertainties surrounding product acceptance, and when collectability is reasonably assured.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, Topic 606 outlines a five-step process:

1.	Identify the contract with a customer.
2.	Identify the separate performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the separate performance obligations in the contract.
5.	Recognize revenue when (or as) the entity satisfies a performance obligation

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine if disaggregation of revenues that would be meaningful. The Company’s revenue is earned from its sale of Lemin Superior Lemonade, now named OOH LA Lemin, and is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The sales from the Company’s beverages are organized as one reportable segment.

H.	Revenue recognition

The Company product sales include Lemin branded lemonade drinks. In evaluating the timing of the transfer of control of products to customers, we consider several indicators, including significant risks and rewards of products, our right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, Topic 606 outlines a five-step process:

1.	Identify the contract with a customer.
2.	Identify the separate performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the separate performance obligations in the contract.
5.	Recognize revenue when (or as) the entity satisfies a performance obligation

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages and is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the Company’s operations in each of its reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of its products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment

Cost of revenue

I.	Cost of revenue

Cost of revenues consists primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

I.	Cost of revenue

Cost of revenues consist primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

Impairment of long-lived assets

J.	Impairment of long-lived assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and determined long-lived assets were not impaired.

J.	Impairment of long-lived assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2020 and 2019 and determined long-lived assets were not impaired.

Income taxes

K.	Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated December 31, 2020 and December 31, 2019, respectively.

K.	Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated December 31, 2020 and December 31, 2019, respectively.

Advertising costs

L.	Advertising costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the one month ended January 31, 2021 and 2020, were approximately $286 and $2,195, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

L.	Advertising costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the year ended December 31, 2020 and 2019, were approximately $53,597 and $0, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Concentration of Credit Risk

M.	Concentration of Credit Risk

The Company maintain cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

M.	Concentration of Credit Risk

The Company maintain cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

Basic and diluted earnings per share

N.	Basic and diluted earnings per share

In accordance with accounting guidance now codifies as FASB ASC 260 (Earnings per Share), basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

N.	Basic and diluted earnings per share

In accordance with accounting guidance now codifies as FASB ASC 260 (Earnings per Share), basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

Segments

O.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified one operating segment that reports revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of the Company’s operating segment.

O.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified one operating segment that reports revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of the Company’s operating segment.

Recently issued accounting pronouncements

P.	Recently issued accounting pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending September 30, 2020. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.

P.	Recently issued accounting pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending September 30, 2020. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.